American Century Investments®
Quarterly Portfolio Holdings
Sustainable Equity Fund
July 31, 2022

Sustainable Equity - Schedule of Investments
JULY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 1.1%
Lockheed Martin Corp.	87,089	36,038,299
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	206,139	40,174,430
Auto Components — 0.8%
Aptiv PLC(1)	240,779	25,255,309
Automobiles — 1.7%
Tesla, Inc.(1)	64,125	57,164,231
Banks — 2.9%
Bank of America Corp.	303,695	10,267,928
JPMorgan Chase & Co.	372,460	42,966,986
Regions Financial Corp.	2,026,117	42,913,158
		96,148,072
Beverages — 1.7%
PepsiCo, Inc.	317,338	55,521,456
Biotechnology — 2.0%
AbbVie, Inc.	263,616	37,831,532
Amgen, Inc.	52,254	12,931,297
Vertex Pharmaceuticals, Inc.(1)	50,151	14,062,842
		64,825,671
Building Products — 1.5%
Johnson Controls International PLC	607,005	32,723,640
Masco Corp.	308,414	17,079,967
		49,803,607
Capital Markets — 4.6%
Ameriprise Financial, Inc.	78,720	21,248,102
BlackRock, Inc.	45,308	30,319,207
Intercontinental Exchange, Inc.	126,529	12,904,693
Morgan Stanley	603,105	50,841,752
S&P Global, Inc.	94,174	35,497,006
		150,810,760
Chemicals — 2.3%
Air Products and Chemicals, Inc.	54,868	13,619,883
Ecolab, Inc.	89,422	14,769,832
Linde PLC	138,237	41,747,574
Sherwin-Williams Co.	27,405	6,630,366
		76,767,655
Communications Equipment — 1.8%
Cisco Systems, Inc.	1,296,718	58,832,096
Consumer Finance — 0.5%
American Express Co.	109,727	16,900,153
Containers and Packaging — 0.7%
Ball Corp.	315,908	23,193,965
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	833,809	38,513,638
Electric Utilities — 2.1%
NextEra Energy, Inc.	814,452	68,813,049
Electrical Equipment — 1.4%
Eaton Corp. PLC	159,013	23,595,939

Generac Holdings, Inc.(1)	38,777	10,403,869
Rockwell Automation, Inc.	48,338	12,339,725
		46,339,533
Electronic Equipment, Instruments and Components — 2.2%
CDW Corp.	173,364	31,470,767
Cognex Corp.	197,001	10,043,111
Keysight Technologies, Inc.(1)	183,719	29,872,709
		71,386,587
Energy Equipment and Services — 1.9%
Schlumberger NV	1,666,066	61,694,424
Entertainment — 1.2%
Electronic Arts, Inc.	105,832	13,888,333
Walt Disney Co.(1)	244,559	25,947,710
		39,836,043
Equity Real Estate Investment Trusts (REITs) — 2.3%
Prologis, Inc.	580,988	77,015,769
Food and Staples Retailing — 2.3%
Costco Wholesale Corp.	42,297	22,895,366
Kroger Co.	258,290	11,994,988
Sysco Corp.	463,232	39,328,397
		74,218,751
Food Products — 0.8%
Mondelez International, Inc., Class A	405,117	25,943,693
Vital Farms, Inc.(1)	122,802	1,449,063
		27,392,756
Health Care Equipment and Supplies — 1.4%
Edwards Lifesciences Corp.(1)	310,185	31,186,000
Medtronic PLC	72,570	6,714,176
ResMed, Inc.	30,261	7,278,376
		45,178,552
Health Care Providers and Services — 5.0%
Cigna Corp.	175,783	48,403,607
CVS Health Corp.	378,876	36,250,855
Humana, Inc.	34,923	16,832,886
UnitedHealth Group, Inc.	113,738	61,684,667
		163,172,015
Hotels, Restaurants and Leisure — 1.1%
Booking Holdings, Inc.(1)	10,464	20,255,060
Chipotle Mexican Grill, Inc.(1)	4,863	7,606,802
Expedia Group, Inc.(1)	84,349	8,945,211
		36,807,073
Household Products — 1.6%
Colgate-Palmolive Co.	188,089	14,810,128
Procter & Gamble Co.	262,023	36,397,615
		51,207,743
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	151,131	29,086,672
Insurance — 2.0%
Marsh & McLennan Cos., Inc.	134,086	21,984,741
Prudential Financial, Inc.	237,558	23,753,424
Travelers Cos., Inc.	130,716	20,744,629
		66,482,794
Interactive Media and Services — 5.0%
Alphabet, Inc., Class A(1)	1,409,820	163,990,262

Internet and Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)	798,600	107,771,070
IT Services — 4.2%
Accenture PLC, Class A	127,937	39,181,986
Mastercard, Inc., Class A	115,181	40,749,886
Visa, Inc., Class A	282,391	59,897,955
		139,829,827
Life Sciences Tools and Services — 2.1%
Agilent Technologies, Inc.	244,241	32,752,718
Thermo Fisher Scientific, Inc.	63,065	37,738,727
		70,491,445
Machinery — 1.9%
Cummins, Inc.	116,666	25,819,352
Deere & Co.	34,660	11,894,619
Parker-Hannifin Corp.	41,789	12,080,782
Xylem, Inc.	152,799	14,062,092
		63,856,845
Media — 0.4%
Comcast Corp., Class A	334,313	12,543,424
Multiline Retail — 0.4%
Target Corp.	80,462	13,145,882
Oil, Gas and Consumable Fuels — 2.1%
ConocoPhillips	696,658	67,875,389
Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	52,149	14,241,892
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	565,315	41,708,941
Merck & Co., Inc.	392,709	35,084,622
Novo Nordisk A/S, B Shares	183,630	21,388,075
Zoetis, Inc.	163,189	29,790,152
		127,971,790
Road and Rail — 1.3%
Norfolk Southern Corp.	80,273	20,162,169
Uber Technologies, Inc.(1)	208,640	4,892,608
Union Pacific Corp.	74,963	17,039,090
		42,093,867
Semiconductors and Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.(1)	211,338	19,965,101
Analog Devices, Inc.	221,318	38,057,843
Applied Materials, Inc.	226,715	24,027,256
ASML Holding NV	36,955	21,240,177
NVIDIA Corp.	294,376	53,467,513
		156,757,890
Software — 10.3%
Adobe, Inc.(1)	43,919	18,012,061
Cadence Design Systems, Inc.(1)	85,591	15,926,773
Microsoft Corp.	957,330	268,760,824
Salesforce, Inc.(1)	123,705	22,764,194
ServiceNow, Inc.(1)	18,827	8,409,268
Workday, Inc., Class A(1)	38,229	5,929,318
		339,802,438
Specialty Retail — 2.8%
Home Depot, Inc.	183,876	55,335,643
TJX Cos., Inc.	429,004	26,237,885

Tractor Supply Co.	52,964	10,141,547
		91,715,075
Technology Hardware, Storage and Peripherals — 4.9%
Apple, Inc.	994,450	161,608,070
Textiles, Apparel and Luxury Goods — 1.0%
Deckers Outdoor Corp.(1)	32,948	10,319,643
NIKE, Inc., Class B	185,843	21,357,078
		31,676,721
TOTAL COMMON STOCKS (Cost $2,380,263,930)		3,253,952,990
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	898,924	898,924
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 3.00%, 5/31/23 - 2/15/48, valued at $4,639,760), in a joint trading account at 2.18%, dated 7/29/22, due 8/1/22 (Delivery value $4,550,656)		4,549,830
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $32,515,562), at 2.23%, dated 7/29/22, due 8/1/22 (Delivery value $31,883,924)		31,878,000
		36,427,830
TOTAL SHORT-TERM INVESTMENTS (Cost $37,326,754)		37,326,754
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,417,590,684)		3,291,279,744
OTHER ASSETS AND LIABILITIES — (0.1)%		(4,482,197)
TOTAL NET ASSETS — 100.0%		$3,286,797,547

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,224,517	USD	4,443,279	JPMorgan Chase Bank N.A.	9/30/22	$(107,731)
EUR	534,000	USD	559,210	JPMorgan Chase Bank N.A.	9/30/22	(11,175)
EUR	772,729	USD	795,821	JPMorgan Chase Bank N.A.	9/30/22	(2,782)
EUR	698,911	USD	716,203	JPMorgan Chase Bank N.A.	9/30/22	1,078
USD	19,543,996	EUR	18,483,418	JPMorgan Chase Bank N.A.	9/30/22	574,787
USD	633,018	EUR	594,145	JPMorgan Chase Bank N.A.	9/30/22	23,257
USD	400,919	EUR	392,647	JPMorgan Chase Bank N.A.	9/30/22	(2,048)
USD	619,402	EUR	606,247	JPMorgan Chase Bank N.A.	9/30/22	(2,778)
USD	788,684	EUR	772,729	JPMorgan Chase Bank N.A.	9/30/22	(4,355)
USD	622,516	EUR	609,388	JPMorgan Chase Bank N.A.	9/30/22	(2,888)
USD	527,145	EUR	515,153	JPMorgan Chase Bank N.A.	9/30/22	(1,547)
USD	832,471	EUR	810,423	JPMorgan Chase Bank N.A.	9/30/22	747
USD	590,982	EUR	577,976	JPMorgan Chase Bank N.A.	9/30/22	(2,185)
						$462,380

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	162	September 2022	$33,481,350	$2,627,666
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,211,324,738	42,628,252	—
Short-Term Investments	898,924	36,427,830	—
	3,212,223,662	79,056,082	—
Other Financial Instruments
Futures Contracts	2,627,666	—	—
Forward Foreign Currency Exchange Contracts	—	599,869	—
	2,627,666	599,869	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	137,489	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.